Unearned Revenue Disclosure: Changes to Unearned Revenue (Details) - USD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Changes to unearned revenue	$ 0	$ 307,742
Deposits to distribution rights
Changes to unearned revenue	25,000	250,000
Security deposits received from/(refunded to) customers
Changes to unearned revenue	(2,269)	6,806
Security deposits recognized in sales
Changes to unearned revenue	(4,537)	0
Non-refundable deposit on distribution rights
Changes to unearned revenue	(25,000)	0
Reacquisition of distribution rights
Changes to unearned revenue	(250,000)	0
Non-refundable deposits, other
Changes to unearned revenue	(51,190)	0
Foreign exchange effects
Changes to unearned revenue	$ 254	$ (649)